Subsequent Events - Additional Information (Details) $ in Millions	May 28, 2024 EUR (€)	May 28, 2024 USD ($)	Mar. 31, 2024 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Unamortized transaction costs			€ 17,400,000
Asset-based Lending Facility
Disclosure of non-adjusting events after reporting period [line items]
Loan capital			0
Events After Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Loan of credit facility	€ 375,000,000
Term Loan | EUR
Disclosure of non-adjusting events after reporting period [line items]
Carrying value			€ 672,700,000
Term Loan | Events After Reporting Period | USD
Disclosure of non-adjusting events after reporting period [line items]
Loan of credit facility | $		$ 280.0
Revolving Credit Facility | Events After Reporting Period | EUR
Disclosure of non-adjusting events after reporting period [line items]
Loan of credit facility	€ 225,000,000